UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--97.4%	Rate (%)	Date	Amount ($)		Value ($)
California--7.3%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.20	12/7/11	3,270,000	a	3,270,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	0.20	12/7/11	2,285,000	a	2,285,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	2,000,000		2,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	2,000,000		2,000,000

Florida--1.7%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.12	12/1/11	1,200,000	a	1,200,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.30	12/7/11	1,000,000	a	1,000,000

Georgia--1.5%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.23	12/6/11	2,000,000		2,000,000

Illinois--.6%

Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	1.47	12/7/11	800,000	a	800,000

Indiana--3.8%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.45	12/7/11	4,960,000 a,b,c		4,960,000
Iowa--5.0%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.19	12/7/11	5,000,000	a	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	1,500,000		1,500,000

Kentucky--1.5%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	2,000,000		2,000,000

Louisiana--5.7%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.27	12/7/11	2,800,000	a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.14	12/7/11	4,600,000	a	4,600,000

Maryland--1.1%
Maryland Economic Development
Corporation, Revenue

(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.39	12/7/11	1,440,000	a	1,440,000

Massachusetts--1.5%
Beverly,
GO Notes, BAN	1.00	2/22/12	2,000,000		2,003,360

Michigan--1.4%
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; Bank of America)	0.29	12/7/11	1,800,000	a	1,800,000

Minnesota--2.4%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.32	12/7/11	3,135,000	a	3,135,000

Missouri--3.8%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.18	12/20/11	5,000,000		5,000,000

Nebraska--1.1%
Lancaster County School District
0001, GO Notes	4.00	1/15/12	1,435,000		1,441,865

New Hampshire--1.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.14	12/1/11	2,250,000	a	2,250,000

New York--7.1%
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.17	1/17/12	4,000,000		4,000,000
New York State Housing Finance
Agency, Housing Revenue

(Avalon Bowery Place II) (LOC;
Bank of America)	0.20	12/7/11	3,000,000	a	3,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.20	12/7/11	2,190,000	a	2,190,000

North Carolina--5.9%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.15	12/7/11	3,700,000	a	3,700,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.14	12/7/11	3,930,000 a,b,c		3,930,000

Ohio--2.9%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.35	12/7/11	2,750,000	a	2,750,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	1,000,000		1,003,683

Pennsylvania--8.8%
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.17	12/7/11	1,975,000	a	1,975,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.14	12/7/11	1,147,000	a	1,147,000
Pennsylvania Economic Development
Financing Authority, Revenue

(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.29	12/7/11	5,000,000	a	5,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.14	12/7/11	3,350,000	a	3,350,000

South Carolina--1.7%
Charleston County School District,
GO Notes, TAN	2.50	4/1/12	400,000		403,008
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	1,800,000		1,808,329

Tennessee--2.5%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.18	12/7/11	3,315,000	a	3,315,000

Texas--14.7%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	12/7/11	3,750,000		3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.17	12/7/11	3,225,000	a	3,225,000
Harris County,
GO Notes, TAN	1.50	2/29/12	4,000,000		4,013,189
Harris County,
GO Notes, TAN	2.50	2/29/12	2,000,000		2,011,426
Harris County Cultural Education
Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
JPMorgan Chase Bank)	0.09	12/1/11	1,270,000	a	1,270,000
Jefferson County Industrial
Development Corporation,

Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	12/29/11	2,900,000		2,900,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.22	1/18/12	1,900,000		1,900,000

Utah--2.3%
Salt Lake County,
GO Notes, TRAN	2.50	12/29/11	3,000,000		3,005,438

Vermont--1.8%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	0.26	12/6/11	2,300,000		2,300,000

Virginia--2.2%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.22	12/7/11	1,910,000	a	1,910,000
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Wells
Fargo Bank)	0.12	12/1/11	1,000,000	a	1,000,000

Washington--3.1%
King County,
GO Notes, Refunding	2.50	6/1/12	1,655,000		1,673,188
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.30	12/7/11	2,350,000	a	2,350,000

Wisconsin--4.3%

Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.35	12/7/11	2,680,000	a	2,680,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.20	12/7/11	2,955,000	a	2,955,000

Total Investments (cost $127,000,486)			97.4%		127,000,486
Cash and Receivables (Net)			2.6%		3,346,172
Net Assets			100.0%		130,346,658

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities amounted to $8,890,000 or 6.8% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	127,000,486
Level 3 - Significant Unobservable Inputs	-
Total	127,000,486

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New Jersey Municipal Money Market Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.3%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--92.9%
Avalon Borough,
GO Notes (General Improvement
Bonds and Water/Sewer Utility)	5.00	5/15/12	300,000		305,915
Berkeley Heights Township Board of
Education, GO Notes	4.13	3/1/12	130,000		130,953
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.00	12/1/11	550,000		550,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.18	12/7/11	1,600,000	a	1,600,000
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	150,000		153,998
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	587,000		587,717
Commercial Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/12	125,000		125,912
Cumberland County,
GO Notes (General Improvement)	2.50	12/15/11	100,000		100,048
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	195,000		195,177
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	692,000		692,561
East Orange,
GO Notes, Refunding (Water
Utility)	3.70	7/1/12	100,000		101,640
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.25	4/13/12	1,000,000		1,000,905
Elizabeth,
GO Notes, Refunding	4.25	4/15/12	895,000		905,096

Essex County Improvement
Authority, Revenue (The
Children's Institute Project)
(LOC; Wells Fargo Bank)	0.25	12/7/11	100,000	a	100,000
Fort Lee Borough,
GO Notes, Refunding	5.00	2/1/12	100,000		100,730
Glassboro Borough,
GO Notes, BAN	2.00	4/26/12	500,000		501,575
Gloucester City,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	540,000		545,258
Gloucester Township,
GO Notes	2.00	2/1/12	550,000		551,246
High Bridge Borough,
GO Notes, Refunding	4.63	12/1/11	100,000		100,000
Hillsdale Borough,
GO Notes (General Improvement
and Swim Pool Utility)	2.00	2/15/12	435,000		435,898
Hunterdon Central Regional High
School District Board of
Education, GO Notes, Refunding	4.75	5/1/12	150,000		152,418
Irvington Township,
GO Notes, BAN	2.00	6/21/12	827,800		830,516
Jersey City,
GO Notes, Refunding (General
Improvement)	5.00	3/1/12	435,000		439,523
Jersey City,
GO Notes, Refunding (School
Improvement)	5.00	3/1/12	350,000		353,595
JPMorgan Chase Putters/Drivers
Trust (Port Authority of New
York and New Jersey.
Consolidated Bonds, 169th
Series) (Liquidity Facility;
JPMorgan Chase Bank)	0.12	12/1/11	2,900,000 a,b,c		2,900,000
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	500,000		502,134
Leonia Borough Board of Education,
GO Notes, Refunding	3.00	8/15/12	100,000		101,401
Livingston Township,
GO Notes, BAN	1.50	2/2/12	640,000		640,924

Long Hill Township,
GO Notes, BAN	2.00	7/15/12	100,000		100,772
Mansfield Township Board of
Education, GO Notes	3.63	3/1/12	100,000		100,610
Mercer County Improvement
Authority, Revenue, Refunding
(The Atlantic Foundation
Project) (LOC; Bank of America)	0.16	12/1/11	1,770,000	a	1,770,000
Middlesex County,
GO Notes	2.00	1/15/12	100,000		100,119
Monmouth Beach Borough Board of
Education, GO Notes, Refunding	3.00	2/1/12	130,000		130,437
Moonachie Borough Board of
Education, GO Notes	4.25	3/1/12	100,000		100,892
Moorestown Township,
GO Notes	4.25	1/15/12	100,000		100,366
New Jersey Building Authority,
State Building Revenue,
Refunding	5.00	6/15/12	700,000		715,915
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.74	12/7/11	260,000	a,d	260,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.57	12/7/11	300,000	a,d	300,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.30	12/7/11	1,925,000	a,d	1,925,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.40	12/7/11	300,000	a	300,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.30	12/7/11	1,095,000	a,d	1,095,000
New Jersey Economic Development
Authority, First Mortgage

Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.40	12/7/11	5,700,000	a	5,700,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.28	12/7/11	4,800,000	a,d	4,800,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.12	12/1/11	2,600,000	a,d	2,600,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD
Bank)	0.24	12/7/11	2,275,000	a,d	2,275,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.30	12/7/11	2,075,000	a,d	2,075,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.30	12/7/11	845,000	a,d	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC; TD
Bank)	0.28	12/7/11	380,000	a,d	380,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD
Bank)	0.18	12/7/11	1,860,000	a	1,860,000
New Jersey Economic Development
Authority, Revenue (The
Baptist Home Society of New
Jersey Project) (LOC; Valley
National Bank)	0.45	12/7/11	3,150,000	a	3,150,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit

Corporation Light Rail Transit
System Project)	4.00	5/1/12	150,000		152,053
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	5.00	5/1/12	275,000		279,730
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/12	100,000		103,060
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue)	4.00	9/1/12	100,000		102,084
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.29	12/7/11	6,690,000	a	6,690,000
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	100,000		101,642
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	200,000		203,285
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.00	9/15/12	200,000		206,101
New Jersey Transportation Trust
Fund Authority (Transportation
System)	4.50	12/15/11	100,000		100,134
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	300,000		300,477
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	415,000		415,682
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.50	12/15/11	910,000		911,567
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/12	100,000		102,403
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	155,000		155,380
North Brunswick Township,
GO Notes, Refunding	4.00	5/15/12	100,000		101,446
Ocean Township Sewerage Authority,
Sewer Revenue	2.00	2/1/12	125,000		125,261
Perth Amboy,
GO Notes, Refunding (General
Improvement and Tax Appeal)	3.00	2/1/12	225,000		225,627
Port Authority of New York and New
Jersey, Equipment Notes	0.28	12/7/11	1,615,000	a	1,615,000
Rahway,
GO Notes, BAN	1.50	8/10/12	275,000		275,940
Readington Township,
GO Notes (General Improvement)	4.00	1/15/12	250,000		250,955
River Vale Township,
GO Notes, BAN	1.50	1/13/12	250,000		250,146
Roselle Borough,
GO Notes, Refunding	2.00	3/15/12	255,000		255,731
Somers Point Board of Education,
GO Notes	2.00	3/1/12	155,000		155,382
Union County,
GO Notes, Refunding (General
Improvement)	4.00	3/1/12	225,000		226,805

U.S. Related--7.4%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.24	12/7/11	3,700,000	a	3,700,000
Puttable Floating Option Tax

Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.50	12/7/11	980,000 a,b,c	980,000

Total Investments (cost $63,375,142)			100.3%	63,375,142
Liabilities, Less Cash and Receivables			(.3%)	(180,153)
Net Assets			100.0%	63,194,989

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities amounted to $3,880,000 or 6.1% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d	At November 30, 2011, the fund had $16,555,000 or 26.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	63,375,142
Level 3 - Significant Unobservable Inputs	-
Total	63,375,142

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.3%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,695,600
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,326,825
Alaska--.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,299,940
Arizona--4.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,319,110
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,146,155
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,375,760
California--7.7%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,333,720
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000	1,022,660

California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		997,460
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		891,927
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,190,000	a	76,081
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,101,770
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,150,000		1,467,332
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,575,300
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,049,080
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	a	559,980
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,534,390
Colorado--1.0%
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000		1,682,334

Connecticut--2.6%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,608,495
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project)	6.15	4/1/35	1,200,000		1,199,892
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000		1,735,035
District of Columbia--1.0%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	1,455,000		1,559,935
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	125,000		127,520
Florida--4.2%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,008,270
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,580,625
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	1,000,000		1,203,230
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,079,920
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement

Communities Project)	5.88	8/1/40	2,500,000	2,513,250
Georgia--2.1%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000	2,055,040
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,716,645
Hawaii--.8%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000	1,435,710
Illinois--7.1%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000	1,335,852
Harvey,
GO	5.63	12/1/32	4,000,000	3,330,600
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000	2,065,500
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000	1,420,080
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000	2,357,956
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000	1,054,400
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000	1,075,090
Iowa--.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	842,030
Kansas--1.0%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)

(Collateralized: FNMA and GNMA)	5.70	12/1/35	515,000		539,468
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,230,000		1,311,574
Kentucky--1.8%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000		1,109,151
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,000,000		2,054,800
Louisiana--3.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,945,340
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,566,705
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,097,840
Maine--.9%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,640,370
Maryland--2.8%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000		3,063,180
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,525,000		1,894,462

Massachusetts--.6%
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000	1,126,040
Michigan--8.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,660,506
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,776,360
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,886,940
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,644,450
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000	1,471,860
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,785,000	3,578,604
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,377,860
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	500,000	463,595
Minnesota--1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,777,125
Mississippi--.7%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and

GNMA)	6.25	12/1/32	1,225,000		1,299,125
New Jersey--5.1%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000		847,700
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,516,312
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000		1,793,760
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	1,700,000		1,299,769
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	a	169,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	4,860,000		3,370,847
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,234,738
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	460,000		494,445
New York--5.1%
New York City,
GO	5.00	8/1/20	1,500,000		1,801,230
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,400,000		1,402,996
New York City Industrial

Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	c	862,940
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	1,000,000		997,570
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,003,360
North Carolina--1.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.13	1/15/37	1,000,000		1,026,330
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,014,560
Ohio--1.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,635,000		2,545,554
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,007,840
Pennsylvania--7.1%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	2,000,000		1,685,340
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	1,500,000		1,392,285
Harrisburg Authority,

University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	3,000,000		2,661,900
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	b,d	2,077,760
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000		1,890,640
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,053,700
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000		1,768,571
Tennessee--1.1%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/26	2,000,000		1,911,920
Texas--8.8%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	750,000		148,230
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,024,430
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000		1,000,110
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.

Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,482,960
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,000,000	1,206,550
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	999,300
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,379,240
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,250,776
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,888,848
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	1,992,577
Virginia--1.9%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,382,080
Washington--2.8%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,480,000	1,223,176
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,147,755
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,460,483
Snohomish County Housing
Authority, Revenue (Whispering

Pines Apartments Project)	5.75	9/1/30	1,250,000		1,045,787
West Virginia--1.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,660,700
Wisconsin--.7%
Wisconsin,
GO	5.00	5/1/22	1,000,000		1,201,660
Multi State--.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	b	1,139,900
U.S. Related--4.3%
Guam,
GO	6.75	11/15/29	1,500,000		1,546,890
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000		1,684,198
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,275,820
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,162,320
Total Long-Term Municipal Investments
(cost $182,649,083)					175,181,311
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)
(cost $400,000)	0.07	12/1/11	400,000	[e]	400,000
Total Investments (cost $183,049,083)			99.2%		175,581,311
Cash and Receivables (Net)			.8%		1,366,918
Net Assets			100.0%		176,948,229

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $7,323,770 or 4.1% of net assets.
c	Non-income producing--security in default.
d	Collateral for floating rate borrowings.
e	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $183,049,083. Net unrealized depreciation on investments was $7,467,772 of which $7,597,407 related to appreciated investment securities and $15,065,179 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	174,501,391	1,079,920	175,581,311

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal
Bonds ($)
Balance as of 8/31/2011	1,199,760
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	(120,080)
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of 11/30/2011	1,079,920
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 11/30/2011	(120,080)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,576,908
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	888,460
Arizona--1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,111,660
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,000,000	3,167,680
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,880,333
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,086,654
California--10.7%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,486,030
California,
GO	5.25	10/1/16	295,000	299,540
California,

GO (Various Purpose)	5.25	3/1/30	2,500,000		2,637,600
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		7,378,308
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		3,779,955
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,348,720
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000	a	1,097,396
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,971,631
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	a	999,294
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000	a	1,134,699
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	a	822,100
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,816,875
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		3,966,060
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000		1,187,179
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	a	660,990
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	a	1,689,416

Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000	a	1,504,000
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,139,020
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,110,960
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,621,218
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000		1,516,599
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	a	993,435
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,271,340
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,784,239
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		802,192
Colorado--1.3%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		525,280
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		608,682
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,178,170
Colorado Health Facilities
Authority, Revenue (Catholic

Health Initiatives)	6.25	10/1/33	1,200,000	1,324,908
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	987,390
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	1,994,380
Delaware--.1%
Delaware Housing Authority,
Revenue	5.15	7/1/17	185,000	185,026
Delaware Housing Authority,
Revenue	5.40	7/1/24	260,000	260,036
District of Columbia--1.0%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,229,440
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,069,240
Florida--7.0%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,672,245
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,807,182
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,264,960
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,384,729
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,231,800
Florida Department of Corrections,
COP (Okeechobee Correctional

Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,091,980
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,724,289
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000		1,910,108
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	3,000,000		3,054,510
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000		3,014,998
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,328,287
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	2,800,000		3,036,544
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,761,008
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,005,300
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,797,529
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/12	1,525,000	b	1,602,989
Georgia--4.6%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,796,800
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		1,891,363
Atlanta,

Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,057,310
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,432,968
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000		4,246,407
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000		2,095,660
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000		5,796,500
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000		1,281,515
Hawaii--1.1%
Hawaii,
Airports System Revenue	5.25	7/1/26	5,000,000		5,459,750
Idaho--1.8%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000	b	5,087
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000		6,302,520
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000		2,806,275
Illinois--7.1%

Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,603,928
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000	4,068,455
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,708,100
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,633,800
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,666,215
Illinois,
GO	5.00	1/1/24	2,500,000	2,600,175
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	793,612
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	528,035
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	946,720
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,390,564
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)

(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,176,820
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,311,606
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000	3,795,840
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,486,590
Kentucky--.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	982,300
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,568,500
Louisiana--1.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,658,100
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,320,160
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	2,555,000	2,556,584
Maine--.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,366,975
Maryland--2.8%

Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,485,240
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,052,600
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	630,000	630,611
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,344,560
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	4,700,000	5,838,669
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,805,310
Massachusetts--2.8%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,340,600
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000	2,349,587
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,373,390
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	1,871,625
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000	2,288,900
Michigan--10.5%
Brighton Area Schools,

GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	a	7,638,960
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	a	779,244
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,760,250
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,184,240
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,170,000		912,740
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		867,874
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,159,480
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	a	5,137,324
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,390,090
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,821,695
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000		1,944,140
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,776,200
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,740,750

Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,620,723
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,571,560
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000	b	3,299,495
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,520,475
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000		1,648,155
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,230,100
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000		1,357,922
Missouri--.5%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	150,000		150,016
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000		435,974
Missouri Housing Development

Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000	592,412
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,342,152
Nebraska--.5%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,339,852
Nevada--1.4%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	3,022,947
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	4,000,000	4,127,320
New Jersey--2.2%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000	3,496,320
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	1,250,000	1,356,675
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	79,234
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	218,983
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,500,000	1,358,490
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	1,720,988

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	3,750,000		2,867,138
New York--4.6%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,617,550
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		1,976,392
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,664,450
New York City,
GO	5.00	8/1/28	1,000,000		1,086,410
New York City,
GO	5.00	10/1/36	2,500,000		2,660,700
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/30	3,000,000		3,142,710
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,667,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,467,610
North Carolina--4.4%
Charlotte,
GO	5.00	7/1/21	1,525,000		1,560,685
Charlotte,
GO	5.00	7/1/22	2,110,000		2,152,727
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		2,023,348
Durham County,
GO Public Improvement Bonds
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,170,060
Iredell County,

COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,052,830
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,214,200
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,182,954
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000		1,942,745
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,001,640
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	a	2,568,888
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	b	1,106,880
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,094,950
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,054,560
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000		1,254,360
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The

University of North Carolina)	5.00	10/1/34	1,000,000	1,058,030
Ohio--1.6%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000	1,462,830
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,201,819
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,104,080
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,445,000	2,172,872
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,274,438
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,201,625
Oregon--.7%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,651,622
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,648,980
Pennsylvania--5.8%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	2,952,872
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,784,600
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,433,640

Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	1,895,000		1,522,443
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,150,000		1,020,395
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,027,900
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000		1,486,950
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,822,050
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,546,946
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000		2,256,600
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,734,136
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		3,826,515
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	270,000	b	272,746
South Carolina--1.6%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	2,500,000		2,658,375

South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	2,500,000		3,018,875
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,669,350
Texas--7.2%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,265,740
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		2,023,464
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	b	1,391,296
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	a	70,191
Frisco Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/30	2,020,000		2,238,524
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC) (Prerefunded)	5.25	2/1/13	1,000,000	b	1,047,210
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	a	1,445,613
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	3,360,000	a	1,169,986
Lubbock Housing Finance

Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000		1,025,904
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,370,161
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,136,993
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	a	466,000
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	a	2,053,307
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,449,091
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,333,350
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000		3,193,470
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,095,454
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000		309,562
San Antonio,

Water System Revenue	5.00	5/15/36	4,000,000		4,230,160
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	a	1,900,771
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000		1,186,737
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	265,000		273,663
Virginia--5.1%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,532,321
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	700,000		701,715
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,179,070
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,103,770
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,816,965
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,755,000		2,755,551
Middle River Regional Jail

Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,286,700
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,251,200
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,119,470
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000		1,019,740
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000		3,188,202
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000		2,551,800
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	b	1,160,120
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	251,460
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,450,000		1,572,467
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,061,770
Washington County Industrial
Development Authority, HR
(Mountain States Health

Alliance)	7.75	7/1/38	2,000,000	2,270,420
Washington--1.5%
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,419,818
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	3,882,639
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,111,480
West Virginia--.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,660,700
Wisconsin--.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,023,740
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,209,880
U.S. Related--4.1%
Government of Guam,
GO	6.75	11/15/29	500,000	515,630
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,000,000	1,981,000
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,396,819
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,750,000	1,781,308

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	b	1,154,130
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000		1,048,650
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,137,910
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000		2,002,170
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		8,497,918
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,131,550
Total Long-Term Municipal Investments
(cost $475,869,695)					500,896,813
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.07	12/1/11	1,800,000	c	1,800,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.14	12/1/11	700,000	c	700,000
Total Short-Term Municipal Investments
(cost $2,500,000)					2,500,000
Total Investments (cost $478,369,695)			99.2%		503,396,813
Cash and Receivables (Net)			.8%		4,245,467
Net Assets			100.0%		507,642,280

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $478,369,695. Net unrealized appreciation on investments was $25,027,118 of which $28,633,322 related to appreciated investment securities and $3,606,204 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	503,396,813	-	503,396,813

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)